United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23239

AMERICAN BEACON INSTITUTIONAL FUNDS TRUST

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: July 31, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18%
Communication Services - 3.18%
Diversified Telecommunication Services - 0.24%
Orange SA	53,906	$609,529
Telkom Indonesia Persero Tbk PT, ADRA	26,494	649,898

		1,259,427

Entertainment - 0.76%
Activision Blizzard, Inc.B	18,400	1,706,784
Electronic Arts, Inc.	10,209	1,391,997
Warner Bros Discovery, Inc.B	63,400	828,638

		3,927,419

Interactive Media & Services - 0.90%
Alphabet, Inc., Class AB	24,239	3,217,000
Autohome, Inc., ADR	19,628	627,507
Tencent Holdings Ltd.	18,600	845,227

		4,689,734

Media - 1.17%
Comcast Corp., Class A	87,283	3,950,429
News Corp., Class A	40,600	804,692
Omnicom Group, Inc.	4,600	389,252
Paramount Global, Class B	23,000	368,690
WPP PLC	51,231	559,904

		6,072,967

Wireless Telecommunication Services - 0.11%
Vodafone Group PLC, ADR	58,800	565,656

Total Communication Services		16,515,203

Consumer Discretionary - 6.88%
Automobile Components - 1.54%
Adient PLCB	6,800	289,408
Aptiv PLCB	25,592	2,802,068
BorgWarner, Inc.	7,300	339,450
Cie Generale des Etablissements Michelin SCA, ADR	91,400	1,496,218
Continental AG	19,353	1,545,254
Magna International, Inc.A	23,800	1,531,054

		8,003,452

Automobiles - 0.90%
Ferrari NV	9,064	2,904,055
General Motors Co.	45,500	1,745,835

		4,649,890

Broadline Retail - 0.25%
Alibaba Group Holding Ltd.B	102,600	1,282,681

Hotels, Restaurants & Leisure - 1.95%
Amadeus IT Group SA	15,042	1,078,653
Aramark	43,145	1,741,764
Booking Holdings, Inc.B	130	386,204
Compass Group PLC	76,993	2,002,857
Evolution ABC	15,849	1,954,324
Las Vegas Sands Corp.B	49,016	2,931,647

		10,095,449

Household Durables - 0.84%
Lennar Corp., Class A	18,600	2,359,038

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Consumer Discretionary - 6.88% (continued)
Household Durables - 0.84% (continued)
Lennar Corp., Class B	666	$76,530
Sony Group Corp., ADR	20,700	1,937,520

		4,373,088

Leisure Products - 0.26%
Bandai Namco Holdings, Inc.	30,800	695,823
Yamaha Corp.A	17,400	672,688

		1,368,511

Specialty Retail - 0.26%
Lithia Motors, Inc.	4,426	1,374,406

Textiles, Apparel & Luxury Goods - 0.88%
Asics Corp.A	34,700	1,092,233
Gildan Activewear, Inc.	22,101	687,341
Li Ning Co. Ltd.	115,500	696,060
LVMH Moet Hennessy Louis Vuitton SE	2,237	2,085,972

		4,561,606

Total Consumer Discretionary		35,709,083

Consumer Staples - 4.02%
Beverages - 1.83%
Arca Continental SAB de CV	116,500	1,168,896
Carlsberg AS, Class B	6,386	957,796
Coca-Cola Co.	28,100	1,740,233
Coca-Cola Europacific Partners PLC	21,315	1,351,158
Constellation Brands, Inc., Class A	5,800	1,582,240
Fomento Economico Mexicano SAB de CVD	35,831	405,963
Pernod Ricard SA	10,309	2,273,751

		9,480,037

Consumer Staples Distribution & Retail - 0.66%
Dollar General Corp.	7,872	1,329,266
MatsukiyoCocokara & Co.	11,600	677,988
Sysco Corp.	18,200	1,388,842

		3,396,096

Food Products - 0.34%
Nestle SA	14,569	1,785,603

Household Products - 0.33%
Procter & Gamble Co.	11,000	1,719,300

Personal Products - 0.45%
Unilever PLC	21,207	1,140,622
Unilever PLC, ADR	22,100	1,187,433

		2,328,055

Tobacco - 0.41%
Philip Morris International, Inc.	21,493	2,143,282

Total Consumer Staples		20,852,373

Energy - 4.80%
Energy Equipment & Services - 0.93%
Baker Hughes Co.	10,800	386,532
Halliburton Co.	69,715	2,724,462
NOV, Inc.	66,900	1,343,352

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Energy - 4.80% (continued)
Energy Equipment & Services - 0.93% (continued)
Schlumberger NV	6,700	$390,878

		4,845,224

Oil, Gas & Consumable Fuels - 3.87%
APA Corp.	55,900	2,263,391
BP PLC	220,004	1,363,712
Cenovus Energy, Inc.	33,200	631,464
Coterra Energy, Inc.	67,100	1,847,934
Enbridge, Inc.A	21,584	794,291
Galp Energia SGPS SA	41,139	547,311
Hess Corp.	13,432	2,038,037
Marathon Oil Corp.	49,200	1,292,484
Murphy Oil Corp.	15,000	649,050
Ovintiv, Inc.	20,200	931,018
Phillips 66	23,650	2,638,158
Pioneer Natural Resources Co.	9,669	2,182,003
Reliance Industries Ltd., GDRC	10,453	653,313
Shell PLC, ADR	20,200	1,244,926
Suncor Energy, Inc.	31,601	988,782

		20,065,874

Total Energy		24,911,098

Financials - 12.12%
Banks - 5.50%
Bank Mandiri Persero Tbk PT	2,702,400	1,025,944
Citigroup, Inc.	57,500	2,740,450
Citizens Financial Group, Inc.	51,100	1,648,486
Commerce Bancshares, Inc.	15,697	834,766
Cullen/Frost Bankers, Inc.	11,000	1,194,380
DBS Group Holdings Ltd.	38,040	980,072
First Citizens BancShares, Inc., Class A	642	918,895
Grupo Financiero Banorte SAB de CV, Class O	107,200	1,016,495
ICICI Bank Ltd., ADR	99,672	2,448,941
KBC Group NV	9,575	720,096
M&T Bank Corp.	10,705	1,497,201
Mitsubishi UFJ Financial Group, Inc., ADRA	146,200	1,179,834
Nordea Bank Abp	51,636	584,133
PNC Financial Services Group, Inc.	9,400	1,286,766
Sumitomo Mitsui Financial Group, Inc.	15,500	729,322
U.S. Bancorp	98,843	3,922,090
UniCredit SpA	31,070	785,714
Wells Fargo & Co.	109,317	5,046,073

		28,559,658

Capital Markets - 1.93%
3i Group PLC	47,384	1,202,218
Ameriprise Financial, Inc.	6,300	2,195,235
Bank of New York Mellon Corp.	32,800	1,487,808
Blackstone, Inc.	15,600	1,634,724
Goldman Sachs Group, Inc.	4,160	1,480,419
Northern Trust Corp.	10,929	875,632
State Street Corp.	15,300	1,108,332

		9,984,368

Consumer Finance - 0.64%
American Express Co.	6,498	1,097,382

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Financials - 12.12% (continued)
Consumer Finance - 0.64% (continued)
Capital One Financial Corp.	18,900	$2,211,678

		3,309,060

Financial Services - 1.30%
Adyen NVB C	1,522	2,827,778
Corebridge Financial, Inc.	16,500	308,715
Equitable Holdings, Inc.	11,500	329,935
Fidelity National Information Services, Inc.	54,284	3,277,668

		6,744,096

Insurance - 2.75%
AIA Group Ltd.	144,287	1,431,973
Allstate Corp.	10,740	1,210,183
American International Group, Inc.	65,544	3,950,992
Aon PLC, Class A	9,819	3,127,352
Arch Capital Group Ltd.B	22,060	1,713,841
Cincinnati Financial Corp.	7,318	787,271
Hartford Financial Services Group, Inc.	15,000	1,078,200
Willis Towers Watson PLC	4,672	987,334

		14,287,146

Total Financials		62,884,328

Health Care - 8.81%
Biotechnology - 0.33%
Amgen, Inc.	7,200	1,685,880

Health Care Equipment & Supplies - 1.93%
Alcon, Inc.	19,900	1,689,908
GE HealthCare Technologies, Inc.B	8,083	630,474
Medtronic PLC	42,363	3,717,777
ResMed, Inc.	4,935	1,097,297
Siemens Healthineers AGC	16,336	948,723
STERIS PLC	6,322	1,425,927
Zimmer Biomet Holdings, Inc.	3,800	524,970

		10,035,076

Health Care Providers & Services - 2.21%
Centene Corp.B	13,200	898,788
Cigna Group	2,300	678,730
CVS Health Corp.	28,652	2,140,018
Elevance Health, Inc.	9,552	4,505,010
HCA Healthcare, Inc.	2,900	791,149
Humana, Inc.	800	365,464
UnitedHealth Group, Inc.	4,154	2,103,461

		11,482,620

Life Sciences Tools & Services - 1.54%
Avantor, Inc.B	51,828	1,066,102
Danaher Corp.	8,000	2,040,480
ICON PLCB	11,022	2,771,041
Lonza Group AG	1,655	958,782
Mettler-Toledo International, Inc.B	901	1,132,981

		7,969,386

Pharmaceuticals - 2.80%
AstraZeneca PLC	13,450	1,930,821
GSK PLC, ADR	9,600	341,472
Merck & Co., Inc.	34,633	3,693,609
Merck KGaA	7,352	1,291,747

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Health Care - 8.81% (continued)
Pharmaceuticals - 2.80% (continued)
Novo Nordisk AS, Class B	18,709	$3,015,016
Perrigo Co. PLC	27,215	997,158
Roche Holding AG	6,207	1,926,053
Sanofi	8,971	957,659
Sanofi, ADR	7,400	394,938

		14,548,473

Total Health Care		45,721,435

Industrials - 10.10%
Aerospace & Defense - 1.24%
BAE Systems PLC	110,650	1,322,613
Boeing Co.B	4,300	1,027,055
General Dynamics Corp.	6,200	1,386,196
MTU Aero Engines AG	2,729	637,014
RTX Corp.	9,000	791,370
Thales SA	8,385	1,253,365

		6,417,613

Air Freight & Logistics - 0.69%
DSV AS	8,433	1,688,491
FedEx Corp.	7,090	1,913,946

		3,602,437

Commercial Services & Supplies - 0.27%
Waste Connections, Inc.	9,950	1,404,642

Construction & Engineering - 0.40%
AECOM	21,244	1,848,228
Fluor Corp.B	8,100	250,938

		2,099,166

Electrical Equipment - 1.50%
ABB Ltd.	31,977	1,278,273
Legrand SA	6,694	670,648
Schneider Electric SE	12,470	2,221,693
Sungrow Power Supply Co. Ltd., Class A	36,994	577,162
Vertiv Holdings Co., Class A	116,559	3,031,700

		7,779,476

Ground Transportation - 0.96%
Canadian Pacific Kansas City Ltd.	37,334	3,072,215
JB Hunt Transport Services, Inc.	9,297	1,896,030

		4,968,245

Industrial Conglomerates - 0.64%
General Electric Co.	14,950	1,707,888
Honeywell International, Inc.	8,400	1,630,692

		3,338,580

Machinery - 2.47%
Atlas Copco AB, Class A	74,472	1,059,095
CNH Industrial NV	49,300	707,948
Cummins, Inc.	3,900	1,017,120
Oshkosh Corp.	11,300	1,040,391
PACCAR, Inc.	8,150	701,959
Parker-Hannifin Corp.	6,400	2,624,064
Sandvik AB	56,977	1,157,251
Stanley Black & Decker, Inc.	12,328	1,223,801
Timken Co.	4,500	417,870
Weichai Power Co. Ltd., Class A	363,100	670,643

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Industrials - 10.10% (continued)
Machinery - 2.47% (continued)
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	90,899	$421,632
Xylem, Inc.	15,800	1,781,450

		12,823,224

Passenger Airlines - 0.46%
Ryanair Holdings PLC, ADRB	11,105	1,138,596
Southwest Airlines Co.	36,059	1,231,775

		2,370,371

Professional Services - 1.14%
Bureau Veritas SA	38,284	1,051,490
Experian PLC	38,313	1,479,494
RELX PLC	59,389	1,996,881
Thomson Reuters Corp.	10,470	1,413,309

		5,941,174

Trading Companies & Distributors - 0.33%
Ferguson PLC	10,607	1,702,242

Total Industrials		52,447,170

Information Technology - 9.49%
Communications Equipment - 0.73%
F5, Inc.B	13,100	2,072,944
Telefonaktiebolaget LM Ericsson, ADRA	336,000	1,696,800

		3,769,744

Electronic Equipment, Instruments & Components - 0.61%
Corning, Inc.	20,800	705,952
Keyence Corp.	3,800	1,703,075
TE Connectivity Ltd.	5,500	789,195

		3,198,222

IT Services - 0.67%
Accenture PLC, Class A	4,654	1,472,293
Capgemini SE	4,290	777,574
Cognizant Technology Solutions Corp., Class A	5,200	343,356
EPAM Systems, Inc.B	3,750	888,037

		3,481,260

Semiconductors & Semiconductor Equipment - 3.77%
Advantest Corp.	9,900	1,358,714
ASM International NV	4,081	1,941,776
ASML Holding NV	2,612	1,871,263
Broadcom, Inc.	2,946	2,647,423
Disco Corp.	3,800	711,573
Infineon Technologies AG	18,877	830,211
Microchip Technology, Inc.	25,800	2,423,652
Micron Technology, Inc.	10,500	749,595
QUALCOMM, Inc.	25,618	3,385,931
Renesas Electronics Corp.B	33,000	639,170
Skyworks Solutions, Inc.	9,612	1,099,324
Taiwan Semiconductor Manufacturing Co. Ltd.	106,000	1,905,717

		19,564,349

Software - 3.71%
Adobe, Inc.B	5,050	2,758,158
ANSYS, Inc.B	6,600	2,257,860
Atlassian Corp., Class AB	10,733	1,952,762
Autodesk, Inc.B	7,900	1,674,721
Microsoft Corp.	15,800	5,307,536

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Information Technology - 9.49% (continued)
Software - 3.71% (continued)
Oracle Corp.	21,864	$2,563,117
SAP SE	6,983	955,120
Workday, Inc., Class AB	7,500	1,778,475

		19,247,749

Total Information Technology		49,261,324

Materials - 4.11%
Chemicals - 3.50%
Air Liquide SA	7,351	1,320,345
Air Products & Chemicals, Inc.	7,203	2,199,292
Akzo Nobel NV	11,796	1,008,525
Axalta Coating Systems Ltd.B	63,087	2,018,784
Corteva, Inc.	43,300	2,443,419
DuPont de Nemours, Inc.	18,145	1,408,596
Ecolab, Inc.	8,600	1,575,004
Linde PLC	3,580	1,398,599
Olin Corp.	16,900	974,792
RPM International, Inc.	16,800	1,735,608
Sika AG	6,788	2,107,117

		18,190,081

Construction Materials - 0.44%
Martin Marietta Materials, Inc.	5,100	2,276,946

Containers & Packaging - 0.04%
International Paper Co.	6,100	219,966

Metals & Mining - 0.13%
Anglo American PLC	21,388	657,112

Total Materials		21,344,105

Real Estate - 1.09%
Real Estate Management & Development - 0.14%
ESR Group Ltd.C	420,600	733,457

Residential REITs - 0.27%
Equity LifeStyle Properties, Inc.	19,500	1,388,010

Specialized REITs - 0.68%
Crown Castle, Inc.	10,600	1,147,874
VICI Properties, Inc.	75,266	2,369,374

		3,517,248

Total Real Estate		5,638,715

Utilities - 1.58%
Electric Utilities - 0.87%
Pinnacle West Capital Corp.	18,208	1,507,986
PPL Corp.	51,300	1,412,289
Xcel Energy, Inc.	25,700	1,612,161

		4,532,436

Gas Utilities - 0.45%
Atmos Energy Corp.	15,500	1,886,505

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 66.18% (continued)
Utilities - 1.58% (continued)
Gas Utilities - 0.45% (continued)
ENN Energy Holdings Ltd.	35,900	$431,551

		2,318,056

Independent Power & Renewable Electricity Producers - 0.08%
China Longyuan Power Group Corp. Ltd., Class H	443,000	425,454

Multi-Utilities - 0.18%
Engie SA	56,578	927,639

Total Utilities		8,203,585

Total Common Stocks (Cost $269,218,727)		343,488,419

PREFERRED STOCKS - 0.32%
Consumer Staples - 0.12%
Household Products - 0.12%
Henkel AG & Co. KGaAE	8,102	625,174

Financials - 0.20%
Banks - 0.20%
Itau Unibanco Holding SAE	169,700	1,027,800

Total Preferred Stocks (Cost $1,436,691)		1,652,974

	Principal Amount
CORPORATE OBLIGATIONS - 5.17%
Basic Materials - 0.03%
Chemicals - 0.03%
EIDP, Inc., 1.700%, Due 7/15/2025	$180,000	167,629

Communications - 0.34%
Media - 0.06%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.500%, Due 3/1/2042	125,000	83,061
3.700%, Due 4/1/2051	380,000	240,784

		323,845

Telecommunications - 0.28%
AT&T, Inc.,
2.250%, Due 2/1/2032	180,000	141,280
2.550%, Due 12/1/2033	75,000	57,904
3.800%, Due 12/1/2057	235,000	163,307
3.650%, Due 9/15/2059	645,000	429,358
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	745,000	671,267

		1,463,116

Total Communications		1,786,961

Consumer, Cyclical - 0.25%
Airlines - 0.02%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019 1 Series AA	104,661	91,090

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.17% (continued)
Consumer, Cyclical - 0.25% (continued)
Entertainment - 0.10%
Warnermedia Holdings, Inc.
5.050%, Due 3/15/2042	$180,000	$149,721
5.141%, Due 3/15/2052	440,000	357,133

		506,854

Home Furnishings - 0.01%
Whirlpool Corp., 4.600%, Due 5/15/2050	40,000	33,615

Retail - 0.12%
Tractor Supply Co.,
1.750%, Due 11/1/2030	570,000	450,406
5.250%, Due 5/15/2033	210,000	207,322

		657,728

Total Consumer, Cyclical		1,289,287

Consumer, Non-Cyclical - 0.65%
Agriculture - 0.18%
Philip Morris International, Inc., 5.375%, Due 2/15/2033	930,000	926,000

Biotechnology - 0.14%
Amgen, Inc.,
4.400%, Due 5/1/2045	140,000	119,933
5.650%, Due 3/2/2053	260,000	260,273
5.750%, Due 3/2/2063	345,000	345,890

		726,096

Commercial Services - 0.09%
Moody’s Corp., 2.550%, Due 8/18/2060	180,000	97,562
Quanta Services, Inc.,
2.900%, Due 10/1/2030	275,000	233,673
3.050%, Due 10/1/2041	190,000	131,360

		462,595

Health Care - Products - 0.05%
GE HealthCare Technologies, Inc., 5.857%, Due 3/15/2030	230,000	235,896

Health Care - Services - 0.09%
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20 A	185,000	120,005
Health Care Service Corp., 3.200%, Due 6/1/2050C	105,000	72,954
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	130,000	89,965
UnitedHealth Group, Inc., 5.875%, Due 2/15/2053	190,000	208,804

		491,728

Pharmaceuticals - 0.10%
Viatris, Inc., 3.850%, Due 6/22/2040	730,000	517,836

Total Consumer, Non-Cyclical		3,360,151

Energy - 0.83%
Oil & Gas - 0.41%
Devon Energy Corp., 7.875%, Due 9/30/2031	160,000	181,113
Diamondback Energy, Inc.,
6.250%, Due 3/15/2033	780,000	812,869
4.400%, Due 3/24/2051	720,000	574,890

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.17% (continued)
Energy - 0.83% (continued)
Oil & Gas - 0.41% (continued)
Hess Corp.,
7.875%, Due 10/1/2029	$60,000	$66,654
7.300%, Due 8/15/2031	100,000	110,091
Ovintiv, Inc., 7.100%, Due 7/15/2053	290,000	308,783
Pioneer Natural Resources Co., 2.150%, Due 1/15/2031	90,000	73,639

		2,128,039

Pipelines - 0.42%
Energy Transfer LP,
7.500%, Due 7/1/2038	320,000	352,977
6.250%, Due 4/15/2049	190,000	186,413
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023C	190,000	188,854
Kinder Morgan Energy Partners LP, 5.400%, Due 9/1/2044	85,000	75,633
Kinder Morgan, Inc.,
3.600%, Due 2/15/2051	265,000	183,723
5.450%, Due 8/1/2052	105,000	96,684
ONEOK Partners LP, 6.850%, Due 10/15/2037	125,000	128,987
ONEOK, Inc., 4.550%, Due 7/15/2028	435,000	413,934
Western Midstream Operating LP, 5.300%, Due 3/1/2048	475,000	407,267
Williams Cos., Inc., 5.400%, Due 3/4/2044	170,000	155,946

		2,190,418

Total Energy		4,318,457

Financial - 1.66%
Banks - 1.12%
Bank of America Corp.,
2.496%, Due 2/13/2031, (3 mo. USD Term SOFR + 1.252%)F	345,000	288,882
2.592%, Due 4/29/2031, (Secured Overnight Financing Rate + 2.150%)F	180,000	151,191
1.898%, Due 7/23/2031, (Secured Overnight Financing Rate + 1.530%)F	125,000	99,455
2.299%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.220%)F	465,000	371,342
2.572%, Due 10/20/2032, (Secured Overnight Financing Rate + 1.210%)F	220,000	178,350
2.482%, Due 9/21/2036, (5 yr. CMT + 1.200%)F	145,000	111,081
Citigroup, Inc.,
1.281%, Due 11/3/2025, (Secured Overnight Financing Rate + 0.528%)F	105,000	98,858
4.412%, Due 3/31/2031, (Secured Overnight Financing Rate + 3.914%)F	465,000	436,931
6.174%, Due 5/25/2034, (Secured Overnight Financing Rate + 2.661%)F	680,000	689,741
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (Secured Overnight Financing Rate + 0.798%)F	430,000	385,492
1.542%, Due 9/10/2027, (Secured Overnight Financing Rate + 0.818%)F	290,000	255,844
4.411%, Due 4/23/2039, (3 mo. USD Term SOFR + 1.692%)F	180,000	158,888
JPMorgan Chase & Co.,
1.561%, Due 12/10/2025, (Secured Overnight Financing Rate + 0.605%)F	120,000	113,198
3.509%, Due 1/23/2029, (3 mo. USD Term SOFR + 1.207%)F	90,000	83,493
2.963%, Due 1/25/2033, (Secured Overnight Financing Rate + 1.260%)F	270,000	227,555
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (Secured Overnight Financing Rate + 0.745%)F	295,000	276,777
3.591%, Due 7/22/2028, (3 mo. USD LIBOR + 1.340%)F	295,000	274,511
2.239%, Due 7/21/2032, (Secured Overnight Financing Rate + 1.178%)F	180,000	143,115
5.948%, Due 1/19/2038, (5 yr. CMT + 2.430%)F	310,000	307,449
Northern Trust Corp., 6.125%, Due 11/2/2032	180,000	187,382
PNC Financial Services Group, Inc., 3.400%, Due 9/15/2026, Series T, (5 yr. CMT + 2.595%)F G	495,000	383,625
State Street Corp., 2.354%, Due 11/1/2025, (Secured Overnight Financing Rate + 0.940%)F	260,000	248,821
Wells Fargo & Co., 2.572%, Due 2/11/2031, (3 mo. USD Term SOFR + 1.262%)F	420,000	354,456

		5,826,437

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.17% (continued)
Financial - 1.66% (continued)
Financial Services - 0.03%
Charles Schwab Corp., 0.750%, Due 3/18/2024	$150,000	$145,204

Insurance - 0.09%
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	145,000	86,277
Markel Group, Inc., 3.450%, Due 5/7/2052	520,000	364,830

		451,107

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	653,861

REITS - 0.29%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	145,000	106,443
American Tower Corp., 2.300%, Due 9/15/2031	250,000	198,584
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	177,540
Equinix, Inc., 2.500%, Due 5/15/2031	781,000	635,969
Extra Space Storage LP, 5.700%, Due 4/1/2028	310,000	311,553
Prologis LP, 1.250%, Due 10/15/2030	135,000	104,609

		1,534,698

Total Financial		8,611,307

Industrial - 0.09%
Miscellaneous Manufacturing - 0.02%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	145,000	114,681

Packaging & Containers - 0.07%
Amcor Finance USA, Inc., 5.625%, Due 5/26/2033	260,000	259,208
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	110,000	90,046

		349,254

Total Industrial		463,935

Technology - 0.38%
Computers - 0.19%
Dell International LLC/EMC Corp.,
5.300%, Due 10/1/2029	410,000	408,835
3.375%, Due 12/15/2041C	630,000	447,392
3.450%, Due 12/15/2051C	195,000	130,449

		986,676

Semiconductors - 0.03%
Entegris Escrow Corp., 4.750%, Due 4/15/2029C	190,000	177,260

Software - 0.16%
Oracle Corp., 4.300%, Due 7/8/2034	243,000	220,042
VMware, Inc., 2.200%, Due 8/15/2031	745,000	583,564

		803,606

Total Technology		1,967,542

Utilities - 0.94%
Electric - 0.87%
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	250,000	244,010
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	70,000	58,072
Arizona Public Service Co., 2.650%, Due 9/15/2050	105,000	63,184

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 5.17% (continued)
Utilities - 0.94% (continued)
Electric - 0.87% (continued)
Consumers Energy Co., 2.500%, Due 5/1/2060	$91,000	$51,560
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	275,000	253,069
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	145,000	151,662
6.050%, Due 4/15/2038	405,000	426,570
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	212,741
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A 2	715,000	562,641
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	115,000	81,769
Entergy Corp., 2.800%, Due 6/15/2030	115,000	97,704
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	124,341
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	99,802
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	131,921
National Rural Utilities Cooperative Finance Corp.,
1.000%, Due 10/18/2024, Series D	180,000	170,532
5.450%, Due 10/30/2025	220,000	220,508
PacifiCorp, 5.500%, Due 5/15/2054	950,000	863,054
Sempra, 3.300%, Due 4/1/2025	335,000	322,684
Vistra Operations Co. LLC, 5.125%, Due 5/13/2025C	385,000	375,800

		4,511,624

Gas - 0.07%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	207,752
Sempra Global, 3.250%, Due 1/15/2032C	205,000	165,930

		373,682

Total Utilities		4,885,306

Total Corporate Obligations (Cost $28,840,594)		26,850,575

FOREIGN CORPORATE OBLIGATIONS - 1.09%
Communications - 0.03%
Telecommunications - 0.03%
TELUS Corp., 3.400%, Due 5/13/2032	160,000	135,402

Consumer, Non-Cyclical - 0.22%
Agriculture - 0.14%
BAT Capital Corp.,
2.259%, Due 3/25/2028	240,000	207,347
6.343%, Due 8/2/2030	400,000	400,000
Reynolds American, Inc., 5.700%, Due 8/15/2035	135,000	128,144

		735,491

Beverages - 0.08%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	185,000	174,953
Anheuser-Busch InBev Worldwide, Inc., 4.375%, Due 4/15/2038	110,000	101,877
Coca-Cola Femsa SAB de CV, 1.850%, Due 9/1/2032	150,000	117,111

		393,941

Total Consumer, Non-Cyclical		1,129,432

Energy - 0.03%
Pipelines - 0.03%
Enbridge, Inc., 2.500%, Due 2/14/2025	190,000	181,227

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.09% (continued)
Financial - 0.59%
Banks - 0.50%
Barclays PLC
2.894%, Due 11/24/2032, (1 yr. CMT + 1.300%)F	$595,000	$473,924
7.119%, Due 6/27/2034, (Secured Overnight Financing Rate + 3.570%)F	225,000	227,940
3.811%, Due 3/10/2042, (1 Yr. CMT + 1.700%)F	240,000	172,270
Deutsche Bank AG,
2.311%, Due 11/16/2027, (Secured Overnight Financing Rate + 1.219%)F	200,000	175,647
2.552%, Due 1/7/2028, (Secured Overnight Financing Rate + 1.318%)F	210,000	184,424
7.079%, Due 2/10/2034, (Secured Overnight Financing Rate + 3.650%)F	240,000	231,028
Lloyds Banking Group PLC,
4.976%, Due 8/11/2033, (1 yr. CMT + 2.300%)F	220,000	206,850
7.953%, Due 11/15/2033, (1 yr. CMT + 3.750%)F	345,000	375,906
Mitsubishi UFJ Financial Group, Inc.,
2.193%, Due 2/25/2025	180,000	170,348
2.852%, Due 1/19/2033, (1 yr. CMT + 1.100%)F	200,000	164,395
5.441%, Due 2/22/2034, (1 yr. CMT + 1.630%)F	205,000	204,720

		2,587,452

Financial Services - 0.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, Due 1/30/2032	590,000	483,647

Total Financial		3,071,099

Utilities - 0.22%
Electric - 0.22%
Electricite de France SA, 4.750%, Due 10/13/2035C	320,000	280,461
National Grid PLC, 5.809%, Due 6/12/2033	850,000	858,604

		1,139,065

Total Utilities		1,139,065

Total Foreign Corporate Obligations (Cost $5,926,374)		5,656,225

FOREIGN SOVEREIGN OBLIGATIONS - 0.02% (Cost $94,989)
Panama Government International Bonds, 3.160%, Due 1/23/2030	95,000	83,135

ASSET-BACKED OBLIGATIONS - 1.31%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026, 2022 1 A3	320,000	312,613
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021 1 A3	35,840	35,600
0.340%, Due 12/18/2026, 2021 2 A3	107,827	105,742
4.380%, Due 4/18/2028, 2022 2 A3	265,000	260,024
Americredit Automobile Receivables Trust, 5.840%, Due 10/19/2026, 2023 1 A2A	355,000	354,820
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022 A A3	170,000	165,722
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021 A1 A1	325,000	309,801
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020 A A3	24,117	23,870
0.400%, Due 12/15/2025, 2021 A A3	146,164	141,409
Ford Credit Auto Lease Trust, 3.230%, Due 5/15/2025, 2022 A A3	420,000	415,395
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AC	300,000	265,892
GM Financial Automobile Leasing Trust,
1.900%, Due 3/20/2025, 2022 1 A3	290,000	285,363
4.010%, Due 9/22/2025, 2022 3 A3	275,000	271,166
GM Financial Consumer Automobile Receivables Trust, 1.490%, Due 12/16/2024, 2020 2 A3	5,217	5,198
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021 1 AC	245,000	215,865
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026, 2022 1 A3	325,000	311,679

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.31% (continued)
Honda Auto Receivables Owner Trust, (continued)
4.930%, Due 11/15/2027, 2023 2 A3	$315,000	$312,749
John Deere Owner Trust,
2.320%, Due 9/16/2026, 2022 A A3	250,000	241,381
3.740%, Due 2/16/2027, 2022 B A3	300,000	291,879
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021 B A3	248,911	245,651
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1C	345,000	295,713
Public Service New Hampshire Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	32,211	32,060
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIC	275,800	226,167
Toyota Auto Loan Extended Note Trust,
1.350%, Due 5/25/2033, 2020 1A AC	285,000	264,113
4.929%, Due 6/25/2036, 2023 1A AC	100,000	99,155
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, 2020 B A3	9,863	9,842
1.230%, Due 6/15/2026, 2022 A A3	260,000	250,254
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021 1 A	580,000	555,899
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	275,505	265,514
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021 1A A2IC	274,400	225,883

Total Asset-Backed Obligations (Cost $7,154,311)		6,796,419

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.12%
BX Commercial Mortgage Trust, 6.036%, Due 9/15/2036, 2021 VOLT A, (1 mo. USD Term SOFR + 0.814%)C F	385,000	374,870
Cold Storage Trust, 6.236%, Due 11/15/2037, 2020 ICE5 A, (1 mo. USD Term SOFR + 1.014%)C F	265,407	262,412

Total Commercial Mortgage-Backed Obligations (Cost $650,407)		637,282

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.57%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	56,760	54,975
3.000%, Due 11/1/2032	80,503	75,701
2.500%, Due 6/1/2035	165,148	150,085
2.000%, Due 3/1/2036	540,095	477,836
2.500%, Due 9/1/2041	485,592	422,773
2.500%, Due 11/1/2041	277,653	241,475
3.500%, Due 5/1/2042	392,761	361,854
4.000%, Due 6/1/2042	797,376	755,212
3.000%, Due 4/1/2047	306,151	272,666
3.500%, Due 1/1/2048	173,992	159,886
4.000%, Due 4/1/2048	137,826	130,449
3.000%, Due 8/1/2048	225,363	200,322
2.500%, Due 7/1/2050	304,141	257,853
2.500%, Due 11/1/2051	433,260	369,772
2.000%, Due 2/1/2052	771,420	627,091
2.500%, Due 5/1/2052	623,823	530,965
4.000%, Due 6/1/2052	3,847,186	3,591,174
5.000%, Due 6/1/2052	149,719	146,375
Federal National Mortgage Association,
3.500%, Due 1/1/2028H	20,719	20,022
4.500%, Due 4/1/2034	62,190	60,738
3.000%, Due 10/1/2034	150,520	141,025
2.000%, Due 11/1/2035H	380,286	338,306
2.000%, Due 12/1/2035H	174,459	155,222
2.000%, Due 1/1/2036H	276,903	244,960
2.500%, Due 4/1/2036	308,482	280,650
3.500%, Due 6/1/2037	96,005	90,361
5.500%, Due 6/1/2038	11,295	11,537
5.000%, Due 5/1/2040	60,323	60,565

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.57% (continued)
Federal National Mortgage Association, (continued)
5.000%, Due 6/1/2040	$45,505	$45,688
2.500%, Due 11/1/2041	318,356	275,488
5.000%, Due 3/1/2042H	28,262	28,375
3.500%, Due 7/1/2043	61,986	57,502
4.000%, Due 11/1/2044H	43,215	41,236
4.000%, Due 7/1/2045	295,421	281,017
3.500%, Due 8/1/2045	32,199	29,785
3.500%, Due 5/1/2046	77,408	71,437
3.000%, Due 6/1/2046	215,575	192,803
4.000%, Due 7/1/2046	91,279	86,866
3.000%, Due 10/1/2046	170,352	151,603
3.000%, Due 11/1/2046	238,040	211,800
3.500%, Due 11/1/2046	310,998	287,764
3.000%, Due 12/1/2046H	148,173	131,975
3.500%, Due 3/1/2047	34,410	31,666
4.500%, Due 7/1/2047	18,311	17,879
4.500%, Due 8/1/2047	64,389	62,919
3.500%, Due 9/1/2047	83,593	77,065
4.000%, Due 3/1/2048	121,992	115,690
4.500%, Due 7/1/2048H	69,264	67,684
4.500%, Due 7/1/2048	45,237	44,156
4.500%, Due 3/1/2049	133,401	129,864
4.500%, Due 10/1/2049	127,612	123,931
4.000%, Due 11/1/2049	270,502	256,191
2.500%, Due 6/1/2050	270,037	229,160
2.500%, Due 8/1/2050H	299,203	255,546
2.500%, Due 8/1/2050	416,824	353,441
3.000%, Due 8/1/2050	243,377	214,338
2.500%, Due 9/1/2050	269,877	229,009
2.500%, Due 10/1/2050H	110,462	93,699
3.000%, Due 10/1/2050H	451,926	398,315
3.000%, Due 11/1/2050H	704,292	617,851
2.500%, Due 2/1/2051H	878,531	744,928
2.000%, Due 3/1/2051H	1,416,019	1,155,591
2.000%, Due 4/1/2051H	952,884	778,989
3.000%, Due 5/1/2051H	350,259	309,475
3.000%, Due 6/1/2051	146,967	128,919
3.500%, Due 6/1/2051H	432,742	392,416
2.000%, Due 7/1/2051H	1,361,367	1,105,391
3.500%, Due 7/1/2051H	760,194	696,674
2.500%, Due 10/1/2051H	376,423	318,513
2.500%, Due 11/1/2051H	415,064	351,970
3.000%, Due 11/1/2051H	508,400	445,433
2.000%, Due 1/1/2052H	784,227	637,763
2.500%, Due 2/1/2052	1,511,421	1,279,380
3.500%, Due 5/1/2052	421,817	382,574
4.000%, Due 5/1/2052H	398,002	374,936
4.000%, Due 6/1/2052	5,306,761	4,957,799
5.000%, Due 6/1/2052	863,526	852,858
4.000%, Due 9/1/2052H	303,614	283,503
4.500%, Due 10/1/2052H	530,440	508,985
5.000%, Due 11/1/2052	4,160,026	4,066,020
5.000%, Due 12/1/2052	387,843	379,079
5.500%, Due 1/1/2053	3,553,871	3,530,128
5.000%, Due 4/1/2053H	325,790	319,854
4.500%, Due 6/1/2053H	817,591	788,820
5.000%, Due 6/1/2053H	404,887	399,883

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.57% (continued)
Government National Mortgage Association,
5.000%, Due 10/15/2039	$46,599	$46,576
3.500%, Due 9/15/2041	104,007	97,353
3.500%, Due 8/20/2047	35,163	32,690
3.500%, Due 10/20/2047	41,398	38,561
4.000%, Due 12/20/2047	79,003	75,605
4.000%, Due 1/20/2048	73,459	70,284
5.000%, Due 1/20/2050	117,594	116,854
4.500%, Due 2/20/2050	76,502	74,562
5.000%, Due 2/20/2050	39,650	39,465
2.500%, Due 4/20/2050	514,008	445,421
2.500%, Due 6/20/2051	509,205	439,966
3.000%, Due 6/20/2051	738,778	661,276
2.500%, Due 7/20/2051	654,064	565,053
3.000%, Due 8/20/2051	411,441	370,979
2.500%, Due 11/20/2051	303,690	262,004
3.000%, Due 12/20/2051	808,655	721,552
3.500%, Due 1/20/2052	309,622	284,388
4.000%, Due 3/20/2052	601,537	566,734
3.000%, Due 6/20/2052	286,366	254,969
5.500%, Due 10/20/2052	3,429,038	3,411,459
5.000%, Due 2/20/2053	1,861,148	1,824,664
5.500%, Due 2/20/2053	895,783	890,840
5.000%, Due 3/20/2053	2,017,351	1,977,805
5.000%, Due 4/20/2053	813,743	797,791
5.500%, Due 4/20/2053	1,607,017	1,598,149
5.500%, Due 5/20/2053	1,105,075	1,098,976
5.000%, Due 6/20/2053	1,197,662	1,174,184
5.500%, Due 6/20/2053	698,441	694,587
5.500%, Due 7/20/2053	815,000	810,502

Total U.S. Agency Mortgage-Backed Obligations (Cost $64,275,436)		60,074,723

U.S. TREASURY OBLIGATIONS - 11.59%
U.S. Treasury Bonds,
3.875%, Due 2/15/2043	1,685,000	1,607,595
1.375%, Due 8/15/2050	3,505,000	1,970,878
2.875%, Due 5/15/2052	8,090,000	6,499,809
3.000%, Due 8/15/2052	23,390,000	19,284,872
3.625%, Due 2/15/2053	545,000	507,276
U.S. Treasury Floating Rate Notes, 5.551% - 5.541%, Due 1/31/2025, (3 mo. Treasury money market yield + 0.200%)F	800,000	801,675
U.S. Treasury Notes,
1.250%, Due 8/31/2024	1,705,000	1,631,605
1.125%, Due 2/28/2025	945,000	888,079
1.500%, Due 1/31/2027	1,855,000	1,681,529
4.000%, Due 2/29/2028	9,120,000	9,032,719
3.500%, Due 4/30/2028	125,000	121,162
3.625%, Due 5/31/2028	1,475,000	1,438,816
4.125%, Due 11/15/2032	12,310,000	12,442,717
3.500%, Due 2/15/2033	2,340,000	2,253,713

Total U.S. Treasury Obligations (Cost $62,477,523)		60,162,445

	Shares
SHORT-TERM INVESTMENTS - 2.64% (Cost $13,684,038)
Investment Companies - 2.64%
American Beacon U.S. Government Money Market Select Fund, 5.09%I J	13,684,038	13,684,038

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.47% (Cost $2,439,574)
Investment Companies - 0.47%
American Beacon U.S. Government Money Market Select Fund, 5.09%I J	2,439,574	$2,439,574

TOTAL INVESTMENTS - 100.48% (Cost $456,198,664)		521,525,809
LIABILITIES, NET OF OTHER ASSETS - (0.48%)		(2,485,621)

TOTAL NET ASSETS - 100.00%		$519,040,188

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2023.
B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $11,186,765 or 2.16% of net assets. The Fund has no right to demand registration of these securities.

D	Unit - Usually consists of one common stock and/or rights and warrants.
E	A type of Preferred Stock that has no maturity date.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2023.

G	Perpetual maturity. The date shown, if any, is the next call date.
H	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar

Long Futures Contracts Open on July 31, 2023:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	19	September 2023	$4,208,066	$4,383,775	$175,709
ICE U.S. mini MSCI EAFE Index Futures	18	September 2023	1,935,376	1,985,220	49,844
ICE U.S. MSCI Emerging Markets EM Index Futures	15	September 2023	751,993	790,725	38,732

			$6,895,435	$7,159,720	$264,285

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2023 (Unaudited)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2023, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$343,488,419	$—	$—	$343,488,419
Preferred Stocks	1,652,974	—	—	1,652,974
Corporate Obligations	—	26,850,575	—	26,850,575
Foreign Corporate Obligations	—	5,656,225	—	5,656,225
Foreign Sovereign Obligations	—	83,135	—	83,135
Asset-Backed Obligations	—	6,796,419	—	6,796,419
Commercial Mortgage-Backed Obligations	—	637,282	—	637,282
U.S. Agency Mortgage-Backed Obligations	—	60,074,723	—	60,074,723
U.S. Treasury Obligations	—	60,162,445	—	60,162,445
Short-Term Investments	13,684,038	—	—	13,684,038
Securities Lending Collateral	2,439,574	—	—	2,439,574

Total Investments in Securities - Assets	$361,265,005	$160,260,804	$—	$521,525,809

Financial Derivative Instruments - Assets
Futures Contracts	$264,285	$—	$—	$264,285

Total Financial Derivative Instruments - Assets	$264,285	$—	$—	$264,285

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2023, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

On July 11, 2023, (i) RIH, RIM and certain of their affiliates, and (ii) the current owners of approximately 93% of RIH (the “Current Ownership Group”) entered into a transaction agreement with certain creditors of RIM (the “Lender Group”) pursuant to which (i) all equity interests in RIH would be cancelled, (ii) new RIH equity interests would be issued to members of the Lender Group, and (iii) the existing credit agreements between RIM and the Lender Group would be terminated and a new credit agreement would be executed (“Transaction”). The Lender Group consists of various institutional investment funds (“New Ownership Group”) that are managed by financial institutions and other investment advisory firms. The address of the New Ownership Group will be 220 East Las Colinas Boulevard, Suite 1200, Irving, TX 75039.

Upon the closing of the Transaction, the Manager will be wholly-owned indirectly by the New Ownership Group, rather than the Current Ownership Group. The Transaction is expected to close in the fourth calendar quarter of 2023, subject to the satisfaction of certain closing conditions. The Transaction will result in a change of control of the Manager and the termination of the Fund’s management and investment advisory agreements. The Board has approved a new management agreement with the Manager and a new investment advisory agreement between the Manager and the sub-advisors that would become effective upon the closing of the Transaction. A meeting of the shareholders of the Funds in the American Beacon Funds Complex that were operational as of July 31, 2023, will be called to consider the new management agreement and such other matters as may properly come before the meeting. In advance of the meeting, proxy materials will be sent to those shareholders regarding the new management agreement and any other matters proposed for shareholder approval. There are no anticipated changes in the services provided by the Manager or sub-advisors or in the fee rates charged by the Manager to the Fund.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Fund’s financial statements.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Trust’s Board of Trustees (the “Board”) to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2023 (Unaudited)

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2023, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$5,416,772	$2,439,574	$3,140,193	$5,579,767

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2022 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2023, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$456,198,664	$85,636,861	$(20,309,716)	$65,327,145

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2022, the Fund did not have any capital loss carryforwards.